Risk Management	12 Months Ended
Dec. 31, 2020
Risk Management [Abstract]
Risk Management
45.	Risk Management

(1)	Capital risk management

The Company manages its capital to ensure that entities in the Company will be able to continue while maximizing the return to shareholder through the optimization of the debt and equity balance. The capital structure of the Company consists of net debt (offset by cash and cash equivalents) and equity. The Company’s overall capital risk management strategy remains consistent with the prior year.

Details of the Company’s capital management accounts as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Total borrowings and debt securities	￦	67,876,541	69,724,581
Cash and cash equivalents		1,810,129	2,029,584

Net borrowings and debt securities		66,066,412	67,694,997

Total equity		68,889,649	70,666,846

Debt to equity ratio		95.90%	95.79%

(2)	Financial risk management

The Company is exposed to various risks related to its financial instruments, such as, market risk (currency risk, interest rate risk, price risk), credit risk. The Company monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. The Company uses derivative financial instruments to hedge certain risk exposures. The Company’s overall financial risk management strategy remains consistent with the prior year.

(i)	Credit risk

Credit risk is the risk of finance loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the sales activities, securities and derivatives. In addition, credit risk exposure may exist within financial guarantees and unused line of credits. As these financial institutions the Company makes transactions with are reputable financial institutions, the credit risk from them are considered limited. The Company decides credit transaction limits based on evaluation of client’s credit, through information obtained from the credit bureau and disclosed financial position at committing contracts.

①	Credit risk management

Electricity sales, the main operations of the Company are the necessity for daily life and industrial activities of Korean nationals and have importance as one of the national key industries. The Company dominates the domestic market supplying electricity to customers. The Company is not exposed to significant credit risk as customers of the Company are diverse and are from various industries and areas. The Company uses publicly available information and its own internal data related to trade receivables, to rate its major customers and to measure the credit risk that a counter party will default on a contractual obligation. For the incurred but not recognized loss, it is measured considering overdue period.

②	Impairment and allowance account

In accordance with the Company policies, individual material financial assets are assessed on a regular basis, trade receivables that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Value of the acquired collateral (including the confirmation of feasibility) and estimated collectable amounts are included in this assessment.

Allowance for bad debts assessed on a collective basis are recognized for (i) the group of assets which individually are not material and (ii) incurred but not recognized losses that are assessed using statistical methods, judgment and past experience.

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Cash and cash equivalents	￦	1,810,129	2,029,584
Financial assets at fair value through profit or loss(*1)		747,261	1,808,404
Derivative assets (trading)		165,204	110,764
Financial assets at amortized cost		13,609	14,422
Loans		738,707	790,162
Long-term/short-term financial instruments		1,960,227	2,062,103
Derivative assets (applying hedge accounting)		145,829	55,649
Trade and other receivables		9,703,749	9,780,039
Financial guarantee contracts(*2)		3,338,566	3,224,696

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

As of the reporting date, there are no financial assets and non-financial assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

(ii)	Market risk

Market risk is the risk that the Company’s fair values of the financial instruments or future cash flows are affected by the changes in the market. Market risk consists of interest rate risk, currency risk and other price risk.

(iii)	Sensitivity analysis

Significant assets and liabilities with uncertainties in underlying assumptions

①	Defined benefit obligation

A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2019 and 2020 are as follows:

			2019		2020
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease
			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	442,748	(386,147)	488,087	(425,708)
Discount rate	Increase (decrease) in defined benefit obligation		(402,099)	475,765	(443,527)	524,856

Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2019 and 2020 are ￦17,734 million and ￦20,960 million, respectively.

②	Provisions

Changes in provisions due to movements in underlying assumptions as of December 31, 2019 and 2020 are as follows:

Type	Accounts	2019	2020
PCBs	Inflation rate	1.09%	1.06%
	Discount rate	1.97%	1.83%
Nuclear plants	Inflation rate	1.10%	1.07%
	Discount rate	2.43%	2.20%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2019 and 2020 are as follows:

			2019		2020
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease
			In millions of won
Discount rate	PCBs	￦	(527)	530	(292)	293
	Nuclear plants		(316,184)	325,828	(326,926)	336,928
	Spent fuel		(51,607)	53,621	(51,558)	53,571
Inflation rate	PCBs		534	(532)	295	(294)
	Nuclear plants		346,082	(336,182)	357,676	(347,450)
	Spent fuel		54,396	(52,424)	54,345	(52,375)

Management judgment effected by uncertainties in underlying assumptions

①	Foreign currency risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2019 and 2020 are as follows:

	Assets		Liabilities
Type	2019	2020	2019	2020
	In thousands of foreign currencies
AED	57,403	39,678	40,061	31,594
AUD	143	133	1,036,785	707,538
BDT	85,547	93,442	635	—
BWP	1,437	890	—	—
EGP	—	—	—	948
CAD	86	247	3,112	1,840
CHF	—	—	500,753	500,406
CNY	—	—	26,140	—
CZK	—	—	243	2,033
EUR	208	310	111,199	121,069
GBP	—	—	191	43
HKD	—	—	1,648,815	1,651,839
IDR	376,136	342,496	219,801	555,241
INR	1,244,170	1,231,895	210,232	155,134
JOD	1,516	1,673	147	—
JPY	109,970	825,269	314,402	484,585
KZT	319	1,510	—	—
MGA	3,858,201	5,645,349	133,403	—
MMK	29,651	11,032	—	—
PHP	175,210	191,122	130,073	104,161
PKR	354,361	371,328	4,366	12,222
SAR	2,653	2,178	480	—
SEK	—	—	449,072	449,824
USD	1,227,054	1,445,522	9,963,928	12,234,563
UYU	58,781	78,265	8,213	1,585
VND	418,998	672,563	1,375	—
ZAR	450	303	6	—

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2019 and 2020 are as follows:

		2019		2020
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(1,197,530)	1,197,530	(1,336,821)	1,336,821
Increase (decrease) of equity(*)		(1,197,530)	1,197,530	(1,336,821)	1,336,821

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency, without consideration of hedge effect of related derivatives, as of December 31, 2019 and 2020.

To manage its foreign currency risk related to foreign currency denominated receivables and payables, the Company has a policy to enter into currency forward agreements. In addition, to manage its foreign currency risk related to foreign currency denominated expected sales transactions and purchase transactions, the Company enters into currency forward agreements.

There is an economic relationship between the hedged item and the hedging instrument as the terms of cross-currency swap agreement is consistent with the terms of expected transaction (repayment of foreign debt securities and others). The hedging ratio is 1:1 as the risk of cross-currency swap agreement matches the hedged instrument. As of December 31, 2020, the hedging instrument (cross-currency swap) hedges the risk of the hedged item(repayment of foreign debt securities and others).

②	Interest rate risk

The Company is exposed to interest rate risk due to its borrowing with floating interest rates. A 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

The Company’s borrowings and debt securities with floating interest rates as of December 31, 2019 and 2020 are as follows:

Type		2019	2020
		In millions of won
Short-term borrowings	￦	—	171,518
Long-term borrowings		2,273,579	2,191,322
Debt securities		243,102	250,968

	￦	2,516,681	2,613,808

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2019 and 2020 are as follows:

		2019		2020
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(25,167)	25,167	(26,138)	26,138
Increase (decrease) of shareholder’s equity (*)		(25,167)	25,167	(26,138)	26,138

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans and borrowings. To manage this, the Company enters into interest rate swaps, in which it agrees to exchange, at specified intervals, the difference between fixed and variable rate interest amounts calculated by reference to an agreed-upon notional principal amount. The above analysis measures the interest rate risk before reflecting the hedge effect by related derivatives.

③	Electricity rates risk

Following the approval of the Ministry of Trade, Industry and Energy (MOTIE) on December 17, 2020, the Company has adopted a new pricing system, “the cost pass-through tariff system”, beginning January 1, 2021. Under the cost pass-through system, the electricity rates are not predetermined at fixed rates but change upon approval by Ministry of Trade, Industry and Energy (“MOTIE”) under Electric Utility Act of Korea.

The Company is exposed to electricity rates risk due to changes in government regulations and policies on national power supply schemes and electricity billing rates, in consideration of the national economy.

A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2019 and 2020 is as follows:

		2019		2020
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	559,390	(559,390)	557,310	(557,310)
Increase (decrease) of shareholder’s equity(*)		559,390	(559,390)	557,310	(557,310)

(*)	The effect on the equity excluding the impact of income taxes.

(iv)	Liquidity risk

The Company has established an appropriate liquidity risk management framework for the management of the Company’s short, medium and long-term funding and liquidity management requirements. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

In addition, the Company has established credit lines on its trade financing and bank overdrafts, and through payment guarantees it has received, it maintains an adequate credit (borrowing) line. In addition, the Company has the ability to utilize excess cash or long-term borrowings for major construction investments.

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,660,737	10,997,510	27,881,873	30,859,669	80,399,789
Finance lease liabilities		686,445	617,449	1,717,434	2,735,681	5,757,009
Trade and other payables		6,014,054	382,809	971,469	1,176,697	8,545,029
Financial guarantee contracts(*)		937,091	302,186	32,314	2,066,975	3,338,566

	￦	18,298,327	12,299,954	30,603,090	36,839,022	98,040,393

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	12,413,346	10,919,041	24,778,020	34,215,888	82,326,295
Finance lease liabilities		614,442	569,161	1,564,377	2,461,557	5,209,537
Trade and other payables		5,679,856	373,907	894,903	1,167,171	8,115,837
Financial guarantee contracts (*)		926,244	348,860	26,230	1,923,362	3,224,696

	￦	19,633,888	12,210,969	27,263,530	39,767,978	98,876,365

(*)

This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2019 and 2020 are ￦81,357 million and ￦66,354 million, respectively.

The following table shows the details of maturities of non-derivative financial liabilities as of December 31, 2019 and 2020. This table, based on the undiscounted cash flows of the non-derivative financial liabilities including estimated interests, has been prepared based on the respective liabilities’ earliest maturity date.

The expected maturities for non-derivative financial assets as of December 31, 2019 and 2020 in detail are as follows:

		2019
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total
		In millions of won
Cash and cash equivalents	￦	1,810,129	—	—	—	1,810,129
Financial assets at fair value through other comprehensive income		—	—	—	379,170	379,170
Financial assets at amortized cost		12,302	1,307	—	—	13,609
Loans		64,081	346,583	336,502	27,606	774,772
Long-term/short-term financial instruments		1,351,971	269,863	—	338,393	1,960,227
Financial assets at fair value through profit or loss		131,385	79	—	615,797	747,261
Trade and other receivables		7,703,746	980,951	818,431	207,979	9,711,107

	￦	11,073,614	1,598,783	1,154,933	1,568,945	15,396,275

		2020
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total
		In millions of won
Cash and cash equivalents	￦	2,029,584	—	—	—	2,029,584
Financial assets at fair value through other comprehensive income		—	—	—	358,559	358,559
Financial assets at amortized cost		13,149	1,265	8	—	14,422
Loans		78,805	385,571	325,212	31,506	821,094
Long-term/short-term financial instruments		1,483,482	252,349	386	325,886	2,062,103
Financial assets at fair value through profit or loss		1,196,101	—	2,690	682,591	1,881,382
Trade and other receivables		7,920,005	1,160,400	704,494	—	9,784,899

	￦	12,721,126	1,799,585	1,032,790	1,398,542	16,952,043

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2019 and 2020 are as follows:

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	(3,017)	—	—	—	(3,017)
Gross settlement
—Trading		(15,011)	(8,295)	(39,654)	4,235	(58,725)
—Hedging		(59,846)	(21,466)	(1,914)	(33,588)	(116,814)

	￦	(77,874)	(29,761)	(41,568)	(29,353)	(178,556)

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		(12,777)	(22,827)	(118,704)	(4,380)	(158,688)
—Hedging		(37,858)	(39,528)	(75,450)	(55,208)	(208,044)

	￦	(50,635)	(62,355)	(194,154)	(59,588)	(366,732)

Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2019 and 2020 are as follows:

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		21	43,931	72,386	56,315	172,653
—Hedging		27,597	47,222	71,010	—	145,829
—Others		—	—	—	2,634	2,634

	￦	27,618	91,153	143,396	58,949	321,116

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		18,332	1,529	45,237	52,163	117,261
—Hedging		11,191	—	41,206	3,252	55,649

	￦	29,523	1,529	86,443	55,415	172,910

(3)	Fair value risk

The fair value of the Company’s actively-traded financial instruments (i.e.,FVTPL, FVOCI, etc.) is based on the traded market-price as of the reporting period end. The fair value of the Company’s financial assets is the amount which the asset could be exchanged for or the amount a liability could be settled for.

The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models. If there is a valuation technique commonly used by market participants to price the instrument and that technique has been demonstrated to provide reliable estimates of prices obtained in actual market transactions, the Company uses that technique.

For trade receivables and payables, the Company considers the carrying value net of impairment as fair value. While for disclosure purposes, the fair value of financial liabilities is estimated by discounting a financial instruments with similar contractual cash flows based on the effective interest method.

(i)	Fair value and book value of financial assets and liabilities as of December 31, 2019 and 2020 are as follows:

		2019		2020
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	379,170	379,170	358,559	358,559
Derivative assets (trading)		165,204	165,204	110,764	110,764
Derivative assets (applying hedge accounting)		145,829	145,829	55,649	55,649
Financial assets at fair value through profit or loss		747,261	747,261	1,881,382	1,881,382

	￦	1,437,464	1,437,464	2,406,354	2,406,354

Assets carried at amortized cost
Financial assets at amortized cost	￦	13,609	13,609	14,422	14,422
Loans and receivables		738,707	738,707	790,162	790,162
Long-term financial instruments		608,256	608,256	578,621	578,621
Short-term financial instruments		1,351,971	1,351,971	1,483,482	1,483,482
Trade and other receivables		9,703,749	9,703,749	9,780,039	9,780,039
Cash and cash equivalents		1,810,129	1,810,129	2,029,584	2,029,584

	￦	14,226,421	14,226,421	14,676,310	14,676,310

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	53,147	53,147	157,926	157,926
Derivative liabilities (applying hedge accounting)		116,813	116,813	207,193	207,193

	￦	169,960	169,960	365,119	365,119

Liabilities carried at amortized cost
Secured borrowings	￦	227,135	227,135	63,614	63,614
Unsecured bond		63,171,664	66,917,421	64,607,401	68,839,316
Lease liabilities		5,070,133	5,070,133	4,621,096	4,621,096
Unsecured borrowings		4,104,523	4,113,955	4,808,206	5,513,242
Trade and other payables (*)		8,545,029	8,545,029	8,115,837	8,115,837
Bank overdraft		373,219	373,219	245,360	245,360

	￦	81,491,703	85,246,892	82,461,514	87,398,465

(*)	Excludes lease liabilities.

(ii)	Interest rates used for determining fair value

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread.

The discount rate used for calculating fair value as of December 31, 2019 and 2020 are as follows:

Type	2019	2020
Derivatives	0.01% ~ 4.16%	(-) 0.73% ~ 3.08%
Borrowings and debt securities	0.17% ~ 3.90%	(-) 0.53% ~ 4.38%
Finance lease	1.38% ~ 10.83%	0.57% ~ 16.60%

(iii)	Fair value hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, classified as Level 1, 2 or 3, based on the degree to which the fair value is observable.

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3: Inputs that are not based on observable market data.

Fair values of financial instruments by hierarchy level as of December 31, 2019 and 2020 are as follows:

		2019
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	201,202	—	177,968	379,170
Derivative assets		—	308,399	2,634	311,033
Financial assets at fair value through profit or loss		—	742,105	5,156	747,261

	￦	201,202	1,050,504	185,758	1,437,464

Financial liabilities at fair value
Derivative liabilities	￦	—	169,960	—	169,960

		2020
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	194,670	—	163,889	358,559
Derivative assets		—	166,413	—	166,413
Financial assets at fair value through profit or loss		—	1,875,690	5,692	1,881,382

	￦	194,670	2,042,103	169,581	2,406,354

Financial liabilities at fair value
Derivative liabilities	￦	—	365,119	—	365,119

The fair value of financial assets (FVTPL and FVOCI) publicly traded is measured at the closing bid price quoted at the end of the reporting period. Meanwhile, the fair value of unquoted financial assets (FVTPL and FVOCI) is calculated using the valuation results from an external pricing service in which weighted average borrowing rates of interest of evaluated companies are used as a discount rate. The fair value of derivatives is measured using valuation model which is determined at the present value of estimated future cash flows discounted at current market interest rate.

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,052	40	—	64	—	—	5,156
Financial assets at fair value through other comprehensive income
Unlisted securities		189,439	1,876	—	3,715	(19,315)	2,253	177,968

		2020
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,156	359	—	623	(446)	—	5,692
Financial assets at fair value through other comprehensive income
Unlisted securities		177,968	2,900	—	(23,128)	(1)	6,150	163,889